Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss	$ (81,094)	$ (5,010)
Adjustments for:
Depreciation of property and equipment	3,250	4,066
Depreciation of right-of-use assets	1,508	2,564
Income tax recovery	(5,455)	(1,333)
Income taxes paid	(1,381)	(2,325)
Share-based compensation expense	2,486	2,908
Unrealized foreign exchange gain (loss)	15	(50)
Goodwill impairment	68,394	0
Accretion expense	225	301
Loss on disposal of property and equipment	170	220
Loss on sale, divestiture of subsidiary	0	99
Changes in working capital
Trade and other receivables	(674)	5,822
Inventories	3,465	3,651
Sales tax receivable	(606)	254
Contract assets	605	973
Other assets	(464)	197
Sales tax payable	(2,647)	(1,920)
Accounts payable and accrued liabilities	(995)	(4,581)
Provisions	(30)	(233)
Other non current liabilities	(202)	691
Contract liabilities	(1,127)	(2,922)
Net cash provided by operating activities	23,702	41,786
Investing activities
Purchase of property and equipment	(1,784)	(2,391)
Development costs	(6,246)	(6,448)
Proceeds from sale of VoIP Supply LLC	4,500	0
Net cash flows used in investing activities	(3,530)	(8,839)
Financing activities
Repayments of operating facility and loan	(20,600)	(29,925)
Repayment of lease obligations on right-of-use assets	(1,755)	(2,924)
Common shares issued under employee share purchase plan	148	0
Common shares purchased and canceled	(1,028)	(2,835)
Net cash flows used in financing activities	(23,235)	(35,684)
Decrease in cash and cash equivalents	(3,063)	(2,737)
Cash and cash equivalents, beginning of the year	13,494	16,231
Cash and cash equivalents, end of the year	10,431	13,494
Intangible
Adjustments for:
Amortization	$ 32,112	$ 32,768